Interest expense and finance costs	12 Months Ended
Dec. 31, 2016
Interest Expense And Finance Costs [Abstract]
Interest And Finance Cost
14. Interest expense and finance costs
	For the year ended
	Dec 31, 2016	Dec 31, 2015	Dec 31, 2014
Interest incurred	14,338,666	12,994,911	7,138,451
Capitalized interest	—	(2,423,688)	(3,936,843)
Amortization of deferred financing charges	3,415,452	1,711,481	917,675
	17,754,118	12,282,704	4,119,283